AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 137.0%
	AUSTRALIA — 4.1%
15,942	AGL Energy Ltd.	$168,559
27,674	BHP Group Ltd.	493,291
36,153	Boral Ltd.	45,586
68,521	Fortescue Metals Group Ltd.	421,460
2,629	Macquarie Group Ltd.	138,662
14,927	Wesfarmers Ltd.	314,644
		1,582,202
	CANADA — 3.4%
1,925	Bank of Montreal	97,201
4,609	Bank of Nova Scotia	188,218
5,270	BCE, Inc.	216,185
13,321	Enbridge, Inc.	387,902
5,021	Great-West Lifeco, Inc.	86,734
7,508	Inter Pipeline Ltd.	44,921
5,475	Power Corp. of Canada	88,079
6,273	Shaw Communications, Inc. - Class B	101,764
2,650	Toronto-Dominion Bank	112,662
		1,323,666
	CHINA — 0.2%
1,611	China Petroleum & Chemical Corp. - ADR[1]	78,456
	FINLAND — 1.1%
11,980	Fortum OYJ	176,720
8,693	UPM-Kymmene OYJ	240,551
		417,271
	FRANCE — 5.7%
18,860	AXA S.A.	328,402
14,630	BNP Paribas S.A.	443,886
21,710	Credit Agricole S.A.	160,185
6,885	Eutelsat Communications S.A.	72,335
43,013	Natixis S.A.	140,752
6,200	Publicis Groupe S.A.	178,608
6,032	Sanofi	533,147
8,733	TOTAL S.A.	340,863
		2,198,178
	GERMANY — 4.3%
7,205	Bayer A.G.	419,967
3,625	Bayerische Motoren Werke A.G.	188,366
4,278	Covestro A.G.[2]	131,497
14,922	Deutsche Telekom AG	194,429
45,483	E.ON S.E.	473,591

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
6,630	Siemens Healthineers A.G.[2]	$263,569
		1,671,419
	HONG KONG — 0.9%
20,100	Hang Seng Bank Ltd.	343,521
	IRELAND — 2.1%
8,853	Medtronic PLC[1,3]	798,364
	ITALY — 1.9%
13,121	Assicurazioni Generali SpA	179,587
9,653	Atlantia S.p.A.	121,687
40,526	Enel S.p.A.	283,329
14,159	Eni S.p.A.	143,980
		728,583
	JAPAN — 8.0%
14,600	Japan Post Bank Co., Ltd.	135,375
10,800	Japan Tobacco, Inc.	200,482
51,800	Marubeni Corp.	259,662
18,400	Mitsubishi Corp.	392,128
31,200	Mitsui & Co., Ltd.	436,263
11,800	NTT DOCOMO, Inc.	370,599
34,900	Sumitomo Corp.	402,149
11,000	Sumitomo Mitsui Financial Group, Inc.	268,338
20,600	Takeda Pharmaceutical Co., Ltd.	633,758
		3,098,754
	MEXICO — 0.3%
42,300	Banco Santander Mexico, S.A.[1,3]	137,052
	NETHERLANDS — 2.8%
150,000	Aegon N.V.	382,817
37,421	ING Groep N.V.	197,340
2,929	NN Group N.V.	79,468
4,521	Randstad N.V.	160,406
15,398	Royal Dutch Shell PLC - A Shares	271,392
		1,091,423
	NORWAY — 0.2%
7,960	DNB A.S.A.	89,389
	SINGAPORE — 0.7%
22,100	DBS Group Holdings Ltd.	288,727

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 1.6%
25,749	Skandinaviska Enskilda Banken AB, Class A	$174,860
41,380	Swedbank A.B.	463,677
		638,537
	SWITZERLAND — 1.5%
12,129	ABB, Ltd.	214,290
4,403	Adecco Group A.G.	174,473
19,125	UBS Group A.G.	179,745
		568,508
	UNITED KINGDOM — 7.6%
45,603	Aviva PLC	152,086
18,844	Babcock International Group PLC	89,691
49,979	BP PLC	213,673
9,427	British American Tobacco PLC	323,054
24,929	GlaxoSmithKline PLC	468,979
29,074	HSBC Holdings PLC	164,040
7,832	Imperial Brands PLC	145,608
29,220	Micro Focus International PLC	145,175
12,510	Persimmon PLC	297,794
5,346	Rio Tinto Ltd.	278,085
74,273	Royal Mail PLC	115,501
69,362	Standard Life Aberdeen PLC	192,897
140,000	Vodafone Group PLC	196,497
20,732	WPP PLC	141,990
		2,925,070
	UNITED STATES — 90.6%
6,400	3M Co.[1]	873,664
13,742	Altria Group, Inc.[1]	531,403
2,845	Amgen, Inc.[1]	576,767
9,480	Archer-Daniels-Midland Co.[1]	333,506
34,480	AT&T, Inc.[1]	1,005,092
10,320	B&G Foods, Inc.[1]	186,689
22,391	Bristol-Myers Squibb Co.[1]	1,248,074
21,341	Brixmor Property Group, Inc., REIT[1]	202,740
3,430	Broadcom, Inc.[1]	813,253
10,100	Buckle, Inc.[1]	138,471
5,058	Bunge, Ltd.[1,3]	207,530
6,625	Campbell Soup Co.[1]	305,810
4,201	Chevron Corp.[1]	304,404
12,300	Cisco Systems, Inc.[1]	483,513
5,910	Citigroup, Inc.[1]	248,929
1,350	Citrix Systems, Inc.	191,093

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
10,520	Coca-Cola Co.[1]	$465,510
22,383	Coty, Inc. - Class A1	115,496
1,575	Cracker Barrel Old Country Store, Inc.[1]	131,072
2,934	CVR Energy, Inc.[1]	48,499
23,708	CVS Health Corp.[1]	1,406,596
6,657	Dominion Energy, Inc.[1]	480,569
5,644	Duke Energy Corp.[1]	456,487
2,186	DuPont de Nemours, Inc.[1]	74,543
10,268	Eaton Corp. PLC[1,3]	797,721
2,400	Entergy Corp.[1]	225,528
1,633	EPR Properties, REIT[1]	39,551
13,761	Extended Stay America, Inc.[1]	100,593
6,231	Exxon Mobil Corp.[1]	236,591
21,450	FNB Corp.[1]	158,087
8,360	FutureFuel Corp.	94,217
9,518	Gaming and Leisure Properties, Inc.[1]	263,744
10,025	Gap, Inc.[1]	70,576
9,458	General Motors Co.[1]	196,537
10,015	General Mills, Inc.[1]	528,492
19,177	Gilead Sciences, Inc.[1]	1,433,673
6,719	Global Net Lease, Inc. - REIT[1]	89,833
10,013	Harley-Davidson, Inc.[1]	189,546
11,400	Healthcare Trust of America, Inc. - Class A - REIT	276,792
6,226	Helmerich & Payne, Inc.[1]	97,437
9,700	Hewlett Packard Enterprise Co.[1]	94,187
27,316	Huntington Bancshares, Inc.[1]	224,264
12,260	International Business Machines Corp.[1]	1,360,002
5,873	International Paper Co.[1]	182,826
22,342	Interpublic Group of Cos., Inc.[1]	361,717
830	Intuit, Inc.	190,900
23,568	Invesco, Ltd.[1,3]	213,997
3,300	JPMorgan Chase & Co.[1]	297,099
11,380	Juniper Networks, Inc.[1]	217,813
8,595	Kellogg Co.[1]	515,614
21,926	KeyCorp[1]	227,373
18,758	Kinder Morgan, Inc.[1]	261,111
13,500	Kohl's Corp.[1]	196,965
7,305	Ladder Capital Corp. - REIT[1]	34,626
11,232	Las Vegas Sands Corp.[1]	477,023
6,743	Lazard Ltd. - Class A1,3	158,865
8,299	LyondellBasell Industries NV, Class A1,3	411,879
9,650	Maxim Integrated Products, Inc.[1]	469,086
4,885	Mercury General Corp.[1]	198,917
19,510	Navient Corp.[1]	147,886

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
13,500	NetApp, Inc.[1]	$562,815
35,442	Newell Brands, Inc.[1]	470,670
19,641	Nielsen Holdings PLC[1,3]	246,298
6,040	Occidental Petroleum Corp.[1]	69,943
105,503	Office Depot, Inc.[1]	173,025
5,959	Old Republic International Corp.[1]	90,875
13,990	Omega Healthcare Investors, Inc. - REIT[1]	371,295
3,600	Omnicom Group, Inc.	197,640
5,392	ONEOK, Inc.[1]	117,600
5,040	Oracle Corp.[1]	243,583
5,262	Outfront Media, Inc. - REIT[1]	70,932
12,679	PacWest Bancorp[1]	227,208
8,033	Park Hotels & Resorts, Inc. - REIT[1]	63,541
6,008	PennyMac Mortgage Investment Trust - REIT[1]	63,805
5,520	Penske Automotive Group, Inc.[1]	154,560
24,530	People's United Financial, Inc.[1]	271,056
36,060	Pfizer, Inc.[1]	1,176,998
16,275	PPL Corp.[1]	401,667
5,800	Prudential Financial, Inc.[1]	302,412
5,140	QUALCOMM, Inc.[1]	347,721
2,420	Quest Diagnostics, Inc.[1]	194,326
13,783	RLJ Lodging Trust, REIT[1]	106,405
16,000	Schlumberger Ltd.[1,3]	215,840
15,945	Seagate Technology PLC[1,3]	778,116
9,578	Service Properties Trust - REIT[1]	51,721
711	Simon Property Group, Inc. - REIT[1]	39,005
9,689	Southern Co.[1]	524,562
6,277	Spirit Realty Capital, Inc. - REIT[1]	164,144
16,558	Starwood Property Trust, Inc.[1]	169,720
9,363	TerraForm Power, Inc. - Class A1	147,655
4,480	Texas Instruments, Inc.[1]	447,686
5,030	U.S. Bancorp[1]	173,284
14,644	Umpqua Holdings Corp.[1]	159,620
9,170	United Parcel Service, Inc., Class B1	856,661
2,924	Valero Energy Corp.[1]	132,633
23,625	Vector Group Ltd.[1]	222,547
46,273	VEREIT, Inc. - REIT[1]	226,275
21,970	Verizon Communications, Inc.[1]	1,180,448
6,714	Waddell & Reed Financial, Inc. - Class A1	76,405
7,250	Walgreens Boots Alliance, Inc.[1]	331,687
6,300	Waterstone Financial, Inc.	91,602
10,090	Wells Fargo & Co.[1]	289,583
15,300	Western Union Co.[1]	277,389
9,794	WestRock Co.[1]	276,778

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
4,842	Weyerhaeuser Co.[1]	$82,072
13,069	Williams Cos., Inc.[1]	184,926
3,252	WP Carey, Inc. - REIT[1]	188,876
		35,084,388
	TOTAL COMMON STOCKS
	(Cost $70,609,347)	53,063,508
	EXCHANGE-TRADED FUNDS — 1.3%
	UNITED STATES — 1.3%
10,000	iShares Core MSCI EAFE ETF[1]	498,900
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $444,865)	498,900
	SHORT-TERM INVESTMENTS — 0.3%
99,217	Federated Treasury Obligations Fund - Institutional Class, 0.31%[4]	99,217
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $99,217)	99,217
	TOTAL INVESTMENTS — 138.6%
	(Cost $71,153,429)	53,661,625
	Liabilities in Excess of Other Assets — (38.6)%	(14,943,601)
	TOTAL NET ASSETS — 100.0%	$38,718,024
	SECURITIES SOLD SHORT — (39.1)%
	COMMON STOCKS — (39.1)%
	AUSTRALIA — (0.3)%
(960)	Atlassian Corp. PLC - Class A*,3	(131,770)
	BRAZIL — (0.4)%
(1,933)	Azul S.A. - ADR*	(19,697)
(13,263)	BRF S.A. - ADR*	(38,463)
(8,400)	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	(61,992)
(3,878)	Embraer S.A. - ADR*	(28,697)
		(148,849)
	CANADA — (0.9)%
(38,439)	Kinross Gold Corp.*,3	(152,987)
(451)	Shopify, Inc.*,3	(188,036)
		(341,023)
	CHINA — (1.0)%
(415)	BeiGene Ltd. - ADR*	(51,091)
(5,686)	Bilibili, Inc. - ADR*	(133,166)
(5,159)	Pinduoduo, Inc. - ADR*	(185,879)
		(370,136)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	DENMARK — (0.3)%
(1,124)	Ascendis Pharma A/S - ADR*	$(126,574)
	INDIA — (0.6)%
(2,208)	HDFC Bank Ltd. - ADR	(84,919)
(11,102)	ICICI Bank Ltd. - ADR	(94,367)
(13,908)	Tata Motors Ltd. - ADR*	(65,646)
		(244,932)
	ISRAEL — (0.3)%
(14,705)	Teva Pharmaceutical Industries Ltd. - ADR*	(132,051)
	MEXICO — (0.2)%
(26,362)	Cemex S.A.B. de C.V. - ADR	(55,887)
	NETHERLANDS — (0.1)%
(562)	Cimpress N.V.*,3	(29,898)
	UNITED KINGDOM — (0.2)%
(1,342)	IHS Markit Ltd.[3]	(80,520)
	UNITED STATES — (34.8)%
(2,991)	2U, Inc.*	(63,469)
(192)	ABIOMED, Inc.*	(27,871)
(1,614)	Acadia Healthcare Co., Inc.*	(29,617)
(4,074)	Adient PLC*,3	(36,951)
(3,603)	Advanced Micro Devices, Inc.*	(163,864)
(3,753)	AECOM*	(112,027)
(734)	AeroVironment, Inc.*	(44,745)
(6,184)	Alcoa Corp.*	(38,093)
(255)	Align Technology, Inc.*	(44,357)
(5,044)	Allegheny Technologies, Inc.*	(42,874)
(10,447)	Allscripts Healthcare Solutions, Inc.*	(73,547)
(1,153)	Alnylam Pharmaceuticals, Inc.*	(125,504)
(546)	Alteryx, Inc.*	(51,963)
(610)	Amedisys, Inc.*	(111,959)
(265)	AMERCO	(76,996)
(6,530)	American Axle & Manufacturing Holdings, Inc.*	(23,573)
(5,441)	American Homes 4 Rent - REIT	(126,231)
(652)	American Tower Corp. - REIT	(141,973)
(1,200)	Anaplan, Inc.*	(36,312)
(1,500)	Arrow Electronics, Inc.*	(77,805)
(2,869)	Athene Holding Ltd., Class A*,3	(71,209)
(1,265)	Atmos Energy Corp.	(125,526)
(891)	Avalara, Inc.*	(66,469)
(5,550)	Avaya Holdings Corp.*	(44,900)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(2,786)	Avis Budget Group, Inc.*	$(38,725)
(3,644)	Axalta Coating Systems Ltd.*,3	(62,932)
(2,639)	Beacon Roofing Supply, Inc.*	(43,649)
(1,575)	Biohaven Pharmaceutical Holding Co., Ltd.*,3	(53,597)
(861)	BioTelemetry, Inc.*	(33,157)
(2,808)	Boston Scientific Corp.*	(91,625)
(4,977)	Box, Inc.*	(69,877)
(10,645)	Caesars Entertainment Corp.*	(71,960)
(14,121)	Centennial Resource Development, Inc. - Class A*	(3,714)
(1,000)	Ceridian HCM Holding, Inc.*	(50,070)
(1,974)	Cerner Corp.	(124,342)
(1,155)	Chart Industries, Inc.*	(33,472)
(351)	Charter Communications, Inc., Class A*	(153,145)
(3,238)	Chegg, Inc.*	(115,856)
(1,016)	Clean Harbors, Inc.*	(52,161)
(14,119)	Coeur Mining, Inc.*	(45,322)
(4,750)	CommScope Holding Co., Inc.*	(43,273)
(2,540)	Concho Resources, Inc.	(108,839)
(1,913)	Copart, Inc.*	(131,079)
(255)	CoStar Group, Inc.*	(149,739)
(532)	Coupa Software, Inc.*	(74,336)
(258)	Credit Acceptance Corp.*	(65,968)
(2,630)	Cree, Inc.*	(93,260)
(4,637)	Darling Ingredients, Inc.*	(88,891)
(1,425)	DaVita, Inc.*	(108,385)
(67,753)	Denbury Resources, Inc.*	(12,507)
(640)	DexCom, Inc.*	(172,333)
(3,743)	DISH Network Corp. - Class A*	(74,823)
(922)	Dollar Tree Inc*	(67,739)
(5,819)	Domo, Inc.*	(57,841)
(1,948)	Dycom Industries, Inc.*	(49,966)
(1,121)	Eagle Materials, Inc.	(65,489)
(450)	EastGroup Properties, Inc. - REIT	(47,016)
(1,570)	EchoStar Corp. - Class A*	(50,193)
(2,367)	Edgewell Personal Care Co.*	(56,997)
(417)	Edwards Lifesciences Corp.*	(78,655)
(1,000)	Elastic N.V.*,3	(55,810)
(1,908)	Emergent BioSolutions, Inc.*	(110,397)
(3,314)	Empire State Realty Trust, Inc. - Class A - REIT	(29,693)
(2,540)	Enphase Energy, Inc.*	(82,017)
(569)	EPAM Systems, Inc.*	(105,641)
(8,777)	EQT Corp.	(62,053)
(225)	Equinix, Inc.	(140,528)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(3,169)	Equity Commonwealth - REIT	$(100,489)
(2,110)	Equity LifeStyle Properties, Inc. - REIT	(121,283)
(721)	Everbridge, Inc.*	(76,686)
(9,040)	Ferro Corp.*	(84,614)
(3,800)	FireEye, Inc.*	(40,204)
(2,045)	First Solar, Inc.*	(73,743)
(9,050)	Fitbit, Inc. - Class A*	(60,273)
(8,873)	Flex Ltd.*,3	(74,311)
(1,271)	ForeScout Technologies, Inc.*	(40,151)
(7,766)	Fossil Group, Inc.*	(25,550)
(2,681)	GCP Applied Technologies, Inc.*	(47,722)
(18,909)	General Electric Co.	(150,137)
(1,254)	GoDaddy, Inc.*	(71,616)
(1,054)	Grand Canyon Education, Inc.*	(80,404)
(4,707)	Green Dot Corp. - Class A*	(119,511)
(14,610)	Groupon, Inc.*	(14,321)
(520)	Guidewire Software, Inc.*	(41,241)
(886)	Haemonetics Corp.*	(88,299)
(4,580)	Hain Celestial Group, Inc.*	(118,943)
(5,595)	Hertz Global Holdings, Inc.*	(34,577)
(3,039)	Hilton Grand Vacations, Inc.*	(47,925)
(1,709)	Hologic, Inc.*	(59,986)
(1,000)	Howard Hughes Corp.*	(50,520)
(606)	HubSpot, Inc.*	(80,713)
(336)	ICU Medical, Inc.*	(67,795)
(561)	IDEXX Laboratories, Inc.*	(135,897)
(5,937)	Immunomedics, Inc.*	(80,031)
(4,533)	Ingersoll-Rand PLC*	(112,418)
(850)	Inphi Corp.*	(67,295)
(1,596)	Insmed, Inc.*	(25,584)
(908)	Insulet Corp.*	(150,437)
(1,113)	Intercept Pharmaceuticals, Inc.*	(70,074)
(201)	Intuitive Surgical, Inc.*	(99,537)
(4,152)	Invitation Homes, Inc. - REIT	(88,728)
(900)	IPG Photonics Corp.*	(99,252)
(5,745)	JetBlue Airways Corp.*	(51,418)
(665)	Kilroy Realty Corp. - REIT	(42,361)
(832)	Laboratory Corp. of America Holdings*	(105,156)
(3,240)	Lattice Semiconductor Corp.*	(57,737)
(1,921)	Lennar Corp. - Class A	(73,382)
(1,724)	LiveRamp Holdings, Inc.*	(56,754)
(1,624)	Lumentum Holdings, Inc.*	(119,689)
(328)	Madison Square Garden Co.*	(69,342)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(922)	Madrigal Pharmaceuticals, Inc.*	$(61,553)
(98)	Markel Corp.*	(90,933)
(594)	Masimo Corp.*	(105,209)
(959)	MasTec, Inc.*	(31,388)
(4,625)	Matador Resources Co.*	(11,470)
(1,911)	MEDNAX, Inc.*	(22,244)
(7,989)	Michaels Cos., Inc.*	(12,942)
(3,862)	Micron Technology, Inc.*	(162,436)
(944)	Middleby Corp.*	(53,695)
(1,601)	Mirati Therapeutics, Inc.*	(123,069)
(751)	Mohawk Industries, Inc.*	(57,256)
(1,793)	Monster Beverage Corp.*	(100,874)
(4,696)	Mosaic Co.	(50,811)
(1,732)	National Vision Holdings, Inc.*	(33,635)
(263)	Netflix, Inc.*	(98,757)
(1,900)	Nutanix, Inc. - Class A*	(30,020)
(33,399)	Oasis Petroleum, Inc.*	(11,690)
(498)	Okta, Inc.*	(60,885)
(1,339)	Omnicell, Inc.*	(87,812)
(4,462)	ON Semiconductor Corp.*	(55,507)
(4,577)	Penn National Gaming, Inc.*	(57,899)
(770)	Penumbra, Inc.*	(124,224)
(3,860)	Pilgrim's Pride Corp.*	(69,943)
(897)	Post Holdings, Inc.*	(74,424)
(1,000)	PTC, Inc.*	(61,210)
(6,240)	Pure Storage, Inc.*	(76,752)
(763)	PVH Corp.	(28,719)
(780)	Q2 Holdings, Inc.*	(46,067)
(2,840)	Redfin Corp.*	(43,793)
(2,950)	Rexford Industrial Realty, Inc. - REIT	(120,979)
(1,195)	RH*	(120,062)
(905)	RingCentral, Inc. - Class A*	(191,779)
(1,638)	Roku, Inc.*	(143,292)
(604)	Sage Therapeutics, Inc.*	(17,347)
(1,790)	SailPoint Technologies Holding, Inc.*	(27,244)
(8,401)	Sangamo Therapeutics, Inc.*	(53,514)
(854)	Sarepta Therapeutics, Inc.*	(83,538)
(630)	SBA Communications Corp. - REIT	(170,081)
(4,415)	Scientific Games Corp.*	(42,826)
(2,029)	ServiceMaster Global Holdings, Inc.*	(54,783)
(1,520)	SiteOne Landscape Supply, Inc.*	(111,902)
(2,698)	Sleep Number Corp.*	(51,694)
(15,880)	Sprint Corp.*	(136,886)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(1,322)	Stericycle, Inc.*	$(64,223)
(6,118)	Summit Materials, Inc. - Class A*	(91,770)
(770)	Sun Communities, Inc. - REIT	(96,135)
(3,019)	Sunrun, Inc.*	(30,492)
(787)	Tandem Diabetes Care, Inc.*	(50,643)
(2,597)	Taylor Morrison Home Corp. - Class A*	(28,567)
(2,070)	Tenet Healthcare Corp.*	(29,808)
(382)	Tesla, Inc.*	(200,168)
(358)	Trade Desk, Inc. - Class A*	(69,094)
(263)	TransDigm Group, Inc.	(84,210)
(20,332)	Transocean Ltd.*,3	(23,585)
(1,569)	TreeHouse Foods, Inc.*	(69,271)
(810)	TriNet Group, Inc.*	(30,505)
(780)	Twilio, Inc. - Class A*	(69,802)
(1,487)	Ultragenyx Pharmaceutical, Inc.*	(66,067)
(5,630)	Under Armour, Inc. - Class A*	(51,852)
(947)	Varian Medical Systems, Inc.*	(97,219)
(772)	Veeva Systems, Inc. - Class A*	(120,718)
(3,828)	Viavi Solutions, Inc.*	(42,912)
(834)	Wayfair, Inc.*	(44,569)
(2,931)	Welbilt, Inc.*	(15,036)
(2,681)	Western Alliance Bancorp	(82,065)
(645)	Workday, Inc., Class A*	(83,992)
(11,539)	WPX Energy, Inc.*	(35,194)
(2,644)	Yelp, Inc.*	(47,671)
(1,207)	Zendesk, Inc.*	(77,260)
(3,532)	Zillow Group, Inc. - Class C*	(127,223)
(4,471)	Zogenix, Inc.*	(110,568)
(1,541)	Zscaler, Inc.*	(93,785)
		(13,466,561)
	TOTAL COMMON STOCKS
	(Proceeds $19,432,809)	(15,128,201)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $19,432,809)	$(15,128,201)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $395,066, which represents 1.0% of total net assets of the Fund.

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

[3]Foreign security denominated in U.S. Dollars.
[4]The rate is the annualized seven-day yield at period end.